CONVERTIBLE REDEEMABLE PREFERRED SHARES - Series A (Details)			6 Months Ended	12 Months Ended
	Sep. 04, 2020 shares	Dec. 10, 2012 USD ($) $ / shares shares	Sep. 30, 2022 shares	Mar. 31, 2021 CNY (¥) shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Proceeds from issuance of mezzanine equity | ¥				¥ 729,412,999
Series A redeemable convertible preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares issued during period		21,548,589	0
Price per share | $ / shares		$ 0.93
Proceeds from issuance of mezzanine equity | $		$ 20,000,000
Number of shares transferred	6,014,313	6,014,313		(6,014,313)